Income taxes - Summary of income tax expense (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Current tax expense:
Current year	₽ (91,300)	₽ (196,443)	₽ (350,795)	₽ (441,342)
Recognition of provision for uncertain tax positions		(447,034)		(447,034)	₽ (447,034)
Total current tax expense	(91,300)	(643,477)	(350,795)	(888,376)
Deferred tax expense:
Origination and reversal of temporary differences	16,270	21,742	44,336	89,859
Reversal of deferred tax on unremitted earnings		447,034		447,034	₽ 447,034
Total deferred tax reversal	16,270	468,776	44,336	536,893
Total income tax expense	₽ (75,030)	₽ (174,701)	₽ (306,459)	₽ (351,483)